Commitments and Contingencies	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies

Facilities Agreement

In January 2006, the Company entered into a one-year agreement to lease a 4,100 sq. ft. facility in San Clemente, California at a rate of $3,650 per month commencing on April 1, 2006. The lease provides the Company with an option to extend the lease for additional one-year terms through March 31, 2012. The monthly lease payment increased to $3,895 commencing on April 1, 2008. The lease was extended on April 1, 2010 for an additional year and the lease payment at the same monthly rate. No further extensions on the lease to date.

In late December 2011, the Company was served with an unlawful detainer action brought by the landlord for non-payment of $15,690 in back rent. The Company is currently negotiating with the landlord to pay the balance due and remain at the facility.

Assuming the Company can successfully negotiate a continuance on the lease, future minimum facilities lease payments as of October 31, 2011 are as follows:

2011	$19,475
2012	$—

Employment Contracts

Michael W. Brennan

Effective August 2, 2006, the Company entered into a five-year employment agreement with Michael Brennan, the Company’s Chief Executive Officer that provides for a $5,000 monthly cash payment and 50,000 shares of the Company’s common stock for each month of service. The cash compensation to Mr. Brennan increased to $15,000 per month effective on November 1, 2008. For each year of service, Mr. Brennan was also granted a two-year warrant to purchase 100,000 shares of common stock at an exercise price of $0.30 per share. Such warrants vested at the conclusion of each year of service. Between September 1 and December 31, 2007, Mr. Brennan also received 50,000 shares of the common stock of the Company’s subsidiary per month. Mr. Brennan resigned as Chief Executive Officer and Chairman of the Board on April 13, 2012. See also Note 13 - “Subsequent Events.”